Property and equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property and equipment (Tables) [Abstract]
Property and equipment of our continuing operations, at cost

	December 31,
(in millions)	2010	2009
Land and buildings	$11.2	$11.2
Furniture	40.6	41.0
Equipment	308.8	293.4
Computer software	342.5	295.5
Leasehold improvements	94.6	63.6

Total Property and equipment	797.7	704.7
Less accumulated depreciation	(425.0)	(357.6)

Property and equipment, net	$372.7	$347.1